Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Share premium	Capital reserves from options granted	Other reserves	Capital reserves from transactions with non- controlling interest	Currency translation differences	Warrants	Accumulated deficit	Total	Non- controlling interests	Total
Balance at Jan. 01, 2019	$ 20,924	$ 48,942	$ 1,271	$ 538		$ (1,117)		$ (62,479)	$ 8,079		$ 8,079
Income (Loss) for the period								(14,178)	(14,178)		(14,178)
Other comprehensive income (loss)				(13)		(28)			(41)		(41)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR				(13)		(28)		(14,178)	(14,219)		(14,219)
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of shares and warrants	1,878	(1,248)					$ 197		827		827
Transactions with non-controlling interest					$ 11,714				11,714	$ 1,424	13,138
Share in capital reserve of an associate					47				47		47
Stock-based compensation in connection with options granted to employees and service providers			259						259		259
Expiration of options		179	(179)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	1,878	(1,069)	80		11,761		197		12,847	1,424	14,271
Balance at Dec. 31, 2019	22,802	47,873	1,351	525	11,761	(1,145)	197	(76,657)	6,707	1,424	8,131
Other comprehensive income (loss)											35
TOTAL COMPREHENSIVE LOSS FOR THE YEAR											(6,815)
Balance at Dec. 31, 2020	93,021		1,450	545	9,848	(1,118)	197	(80,982)	22,961	3,233	26,194
Balance at Jan. 01, 2020	22,802	47,873	1,351	525	11,761	(1,145)	197	(76,657)	6,707	1,424	8,131
Income (Loss) for the period								(4,325)	(4,325)	(2,525)	(6,850)
Other comprehensive income (loss)				20		27			47	(12)	35
TOTAL COMPREHENSIVE LOSS FOR THE YEAR				20		27		(4,325)	(4,278)	(2,537)	(6,815)
TRANSACTIONS WITH SHAREHOLDERS:
Purchase of a subsidiary										381	381
Issuance of shares and warrants	53,278	(35,369)			(3,766)		3,632		17,775		17,775
Exercise of warrants	16,941	(12,596)					(3,632)		713		713
Issuance of shares and warrants by the Subsidiary					1,956				1,956	2,632	4,588
Conversion into shares and warrants of loan granted to the Subsidiary					(136)				(136)	136
Share in capital reserve of an associate					33				33		33
Stock-based compensation in connection with options granted to employees and service providers			191						191	1,197	1,388
Expiration of options		92	(92)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	70,219	(47,873)	99		(1,913)				20,532	4,346	24,878
Balance at Dec. 31, 2020	93,021		1,450	545	9,848	(1,118)	197	(80,982)	22,961	3,233	26,194
Other comprehensive income (loss)											162
TOTAL COMPREHENSIVE LOSS FOR THE YEAR											4,208
Balance at Dec. 31, 2021		110,562	2,579	634	10,408	(1,002)	197	(74,188)	49,190	2,243	51,433
Balance at Jan. 01, 2021	93,021		1,450	545	9,848	(1,118)	197	(80,982)	22,961	3,233	26,194
Income (Loss) for the period								6,794	6,794	(2,748)	4,046
Other comprehensive income (loss)				(29)		116			87	75	162
TOTAL COMPREHENSIVE LOSS FOR THE YEAR				(29)		116		6,794	6,818	(2,673)	4,208
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of shares and warrants	49,398	(32,062)							17,336		17,336
Cancellation of par value (Note 12)	(142,419)	142,419
Consolidation of Jeffs’ Brands ltd (Note 3E)		71							71	1,156	1,227
Exercise of warrants issued by ScoutCam Inc. (Note 3C)					264				264	518	782
Issuance of shares by Eventer (Note 3D)					717				717	1,138	1,855
Loss of control in ScoutCam Inc. (Note 3C)										(2,760)	(2,760)
Deemed contributions to Jeffs’ Brands ltd (Note 3E)				108	(421)				(313)	529	216
Deemed contribution to an affiliate (Note 3F)				10					10		10
Expiration of options		74	(74)
Subsidiaries’ share-based compensation to employees and service providers (Note 3C, 3I, 3E, 3D)										1,102	1,102
Share based compensation to employees and service providers (Note 12)		60	1,203						1,263		1,263
TOTAL TRANSACTIONS WITH SHAREHOLDERS	$ (93,021)	110,562	1,129	118	560				19,348	1,683	21,031
Balance at Dec. 31, 2021		$ 110,562	$ 2,579	$ 634	$ 10,408	$ (1,002)	$ 197	$ (74,188)	$ 49,190	$ 2,243	$ 51,433